Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.27%
Communication services: 6.30%
Diversified telecommunication services: 2.20%
AT&T, Inc.	112,105	$2,526,847
Verizon Communications, Inc.	66,774	2,813,188
		5,340,035
Entertainment: 0.07%
Spotify Technology SA†	447	172,140
Interactive media & services: 1.28%
Alphabet, Inc. Class A	5,215	892,339
Alphabet, Inc. Class C	12,808	2,211,813
		3,104,152
Media: 2.13%
Comcast Corp. Class A	118,419	5,171,358
Wireless telecommunication services: 0.62%
T-Mobile U.S., Inc.	6,810	1,519,720
Consumer discretionary: 6.54%
Broadline retail: 0.25%
Coupang, Inc.†	23,500	606,065
Distributors: 0.74%
LKQ Corp.	49,055	1,804,734
Hotels, restaurants & leisure: 1.35%
Aramark	18,831	712,377
Chipotle Mexican Grill, Inc. Class A†	27,279	1,521,350
Texas Roadhouse, Inc. Class A	5,446	1,040,839
		3,274,566
Specialty retail: 3.29%
Murphy USA, Inc.	9,509	4,644,671
ODP Corp.†	15,591	483,789
O’Reilly Automotive, Inc.†	2,483	2,863,246
		7,991,706
Textiles, apparel & luxury goods: 0.91%
Deckers Outdoor Corp.†	13,725	2,208,215
Consumer staples: 7.91%
Beverages: 0.64%
Coca-Cola Consolidated, Inc.	1,391	1,563,846
Consumer staples distribution & retail: 3.06%
Costco Wholesale Corp.	1,247	1,090,102
Kroger Co.	1,749	97,542
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Consumer staples distribution & retail(continued)
Target Corp.	28,928	$4,340,357
Walmart, Inc.	23,040	1,888,128
		7,416,129
Household products: 1.86%
Colgate-Palmolive Co.	48,125	4,509,794
Tobacco: 2.35%
Altria Group, Inc.	38,303	2,085,981
Philip Morris International, Inc.	27,268	3,618,464
		5,704,445
Energy: 5.00%
Oil, gas & consumable fuels: 5.00%
ConocoPhillips	597	65,395
Diamondback Energy, Inc.	1,704	301,216
Exxon Mobil Corp.	36,913	4,310,700
Gulfport Energy Corp.†	562	77,803
HF Sinclair Corp.	2,092	80,772
International Seaways, Inc.	29,960	1,304,459
Marathon Petroleum Corp.	25,827	3,757,054
Ovintiv, Inc.	9,000	352,800
Phillips 66	7,826	953,363
Scorpio Tankers, Inc.	15,983	931,330
		12,134,892
Financials: 21.94%
Banks: 4.81%
Axos Financial, Inc.†	11,400	772,008
Bank of NT Butterfield & Son Ltd.	14,594	533,703
Citigroup, Inc.	97,655	6,266,521
JPMorgan Chase & Co.	11,360	2,521,011
U.S. Bancorp	32,714	1,580,413
		11,673,656
Capital markets: 6.48%
Ameriprise Financial, Inc.	1,940	989,982
Charles Schwab Corp.	70,725	5,009,452
CME Group, Inc.	3,637	819,634
Goldman Sachs Group, Inc.	3,982	2,061,840
Intercontinental Exchange, Inc.	28,130	4,384,623
KKR & Co., Inc.	10,706	1,479,997
Morgan Stanley	8,414	978,128
		15,723,656
Consumer finance: 0.50%
American Express Co.	1,129	304,920
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Consumer finance(continued)
Capital One Financial Corp.	1,882	$306,371
SLM Corp.	27,646	609,041
		1,220,332
Financial services: 4.25%
Berkshire Hathaway, Inc. Class B†	8,493	3,829,664
Burford Capital Ltd.	11,188	151,038
Fiserv, Inc.†	22,048	4,363,299
Jackson Financial, Inc. Class A	19,877	1,986,706
		10,330,707
Insurance: 5.90%
Allstate Corp.	28,278	5,274,412
Hartford Financial Services Group, Inc.	4,050	447,282
Markel Group, Inc.†	687	1,059,361
Oscar Health, Inc. Class A†	45,961	772,145
Progressive Corp.	20,442	4,963,931
Reinsurance Group of America, Inc.	388	81,899
Travelers Cos., Inc.	1,840	452,530
Unum Group	19,911	1,277,888
		14,329,448
Health care: 15.27%
Biotechnology: 3.93%
ACADIA Pharmaceuticals, Inc.†	33,511	488,925
ADMA Biologics, Inc.†	59,754	974,588
Catalyst Pharmaceuticals, Inc.†	159,757	3,482,703
Gilead Sciences, Inc.	18,799	1,669,727
Neurocrine Biosciences, Inc.†	2,000	240,540
Regeneron Pharmaceuticals, Inc.†	3,206	2,687,269
		9,543,752
Health care equipment & supplies: 2.00%
Abbott Laboratories	1,122	127,201
Becton Dickinson & Co.	2,805	655,220
Boston Scientific Corp.†	47,500	3,990,950
Intuitive Surgical, Inc.†	165	83,134
		4,856,505
Health care providers & services: 5.26%
Cigna Group	13,438	4,230,416
CVS Health Corp.	70,828	3,998,949
Elevance Health, Inc.	10,730	4,353,805
UnitedHealth Group, Inc.	316	178,382
		12,761,552
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 0.45%
Danaher Corp.	2,118	$520,308
Thermo Fisher Scientific, Inc.	1,065	581,831
		1,102,139
Pharmaceuticals: 3.63%
Bristol-Myers Squibb Co.	12,476	695,787
Eli Lilly & Co.	3,598	2,985,404
Jazz Pharmaceuticals PLC†	2,126	233,924
Johnson & Johnson	2,085	333,308
Merck & Co., Inc.	44,616	4,565,109
		8,813,532
Industrials: 12.80%
Aerospace & defense: 2.90%
General Dynamics Corp.	6,488	1,891,966
Lockheed Martin Corp.	2,939	1,604,841
Northrop Grumman Corp.	6,973	3,549,396
		7,046,203
Building products: 2.19%
Owens Corning	570	100,770
Trane Technologies PLC	14,109	5,222,588
		5,323,358
Commercial services & supplies: 2.05%
Cintas Corp.	24,199	4,980,396
Construction & engineering: 0.10%
EMCOR Group, Inc.	525	234,187
Ground transportation: 1.55%
CSX Corp.	112,005	3,767,848
Industrial conglomerates: 1.16%
3M Co.	21,900	2,813,493
Machinery: 2.85%
Cummins, Inc.	6,573	2,162,386
Parker-Hannifin Corp.	7,504	4,758,061
		6,920,447
Information technology: 7.00%
Communications equipment: 2.51%
Arista Networks, Inc.†	9,257	3,577,275
Motorola Solutions, Inc.	5,620	2,525,347
		6,102,622
IT services: 1.64%
GoDaddy, Inc. Class A†	23,920	3,989,856
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.50%
Broadcom, Inc.	13,588	$2,306,835
QUALCOMM, Inc.	23,049	3,751,685
		6,058,520
Software: 0.35%
CommVault Systems, Inc.†	2,377	371,264
ServiceNow, Inc.†	497	463,696
		834,960
Materials: 4.71%
Chemicals: 1.35%
Linde PLC	7,194	3,281,543
Construction materials: 2.33%
CRH PLC	59,227	5,652,032
Containers & packaging: 0.68%
Packaging Corp. of America	7,168	1,641,042
Metals & mining: 0.35%
Freeport-McMoRan, Inc.	18,939	852,634
Real estate: 4.53%
Hotel & resort REITs: 0.53%
Park Hotels & Resorts, Inc.	92,482	1,284,575
Real estate management & development: 1.53%
Jones Lang LaSalle, Inc.†	10,998	2,980,018
Newmark Group, Inc. Class A	49,689	744,838
		3,724,856
Retail REITs : 0.05%
Simon Property Group, Inc.	743	125,656
Specialized REITs : 2.42%
Equinix, Inc.	6,462	5,868,013
Utilities: 5.27%
Electric utilities: 5.18%
Duke Energy Corp.	24,015	2,768,209
Exelon Corp.	10,513	413,161
NRG Energy, Inc.	31,267	2,826,537
PG&E Corp.	237,651	4,805,303
Southern Co.	19,293	1,756,242
		12,569,452
Gas utilities: 0.09%
UGI Corp.	9,608	229,727
Total common stocks (Cost $211,315,716)		236,178,496
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 5

Portfolio of investments—October 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.44%
Investment companies: 2.44%
Allspring Government Money Market Fund Select Class♠∞		4.78%	5,929,338	$5,929,338
Total short-term investments (Cost $5,929,338)				5,929,338
Total investments in securities (Cost $217,245,054)	99.71%			242,107,834
Other assets and liabilities, net	0.29			701,447
Total net assets	100.00%			$242,809,281

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,131,370	$7,235,374	$(6,437,406)	$0	$0	$5,929,338	5,929,338	$71,863
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	21	12-20-2024	$6,007,606	$6,025,425	$17,819	$0
See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Fund

Notes to portfolio of investments—October 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Fund | 7

Notes to portfolio of investments—October 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,307,405	$0	$0	$15,307,405
Consumer discretionary	15,885,286	0	0	15,885,286
Consumer staples	19,194,214	0	0	19,194,214
Energy	12,134,892	0	0	12,134,892
Financials	53,277,799	0	0	53,277,799
Health care	37,077,480	0	0	37,077,480
Industrials	31,085,932	0	0	31,085,932
Information technology	16,985,958	0	0	16,985,958
Materials	11,427,251	0	0	11,427,251
Real estate	11,003,100	0	0	11,003,100
Utilities	12,799,179	0	0	12,799,179
Short-term investments
Investment companies	5,929,338	0	0	5,929,338
	242,107,834	0	0	242,107,834
Futures contracts	17,819	0	0	17,819
Total assets	$242,125,653	$0	$0	$242,125,653
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of October 31, 2024, $721,000 was segregated as cash collateral for these open futures contracts.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Large Company Value Fund